Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge1
Average Annual Return, Percent		12.35%	7.10%	7.23%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	With sales charge
Average Annual Return, Percent		15.89%	7.39%	7.03%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I1
Average Annual Return, Percent		18.02%	8.46%	8.10%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent		17.45%	7.92%	7.56%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z1
Average Annual Return, Percent		18.02%	8.46%	8.11%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		17.65%	8.09%	7.73%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Without sales charge
Average Annual Return, Percent		16.89%	7.39%	7.03%
Class A | FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return, Percent		15.78%	7.65%	7.47%
Class C | FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return, Percent		15.78%	7.65%	7.47%
Class I | FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return, Percent		15.78%	7.65%	7.47%
Class R | FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return, Percent		15.78%	7.65%	7.47%
Class Z | FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Net Tax Index
Average Annual Return, Percent		15.78%	7.65%	7.47%
Class A | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class C | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class I | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class R | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%
Class Z | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index - net
Average Annual Return, Percent		21.34%	11.47%	13.14%